N-6	Oct. 23, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
Entity Central Index Key	0001080299
Entity Investment Company Type	N-6
Document Period End Date	Oct. 23, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]

The Board of Trustees of Lincoln Variable Insurance Products Trust recently approved a new sub-advisory agreement between Lincoln Financial Investments Corporation and Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust (“NIFA”) and a new sub-sub-advisory agreement between NIFA and Macquarie Investment Management Global Limited (together, the “New Sub-Advisory Agreements”). The New Sub-Advisory Agreements were approved in connection with the acquisition of Macquarie Asset Management’s U.S. and European public investments business (the “Acquisition”). The New Sub-Advisory Agreements will become effective on the closing date of the Acquisition, which is expected to be on or about November 1, 2025 (the “Acquisition Date”). As of the Acquisition Date, the following fund names will be revised accordingly. The Acquisition will not affect the fees or expenses of the funds.

Former Fund Name	New Fund Name
LVIP Macquarie Diversified Floating Rate Fund	LVIP Nomura Diversified Floating Rate Fund
LVIP Macquarie Mid Cap Value Fund	LVIP Nomura Mid Cap Value Fund
LVIP Macquarie SMID Cap Core Fund	LVIP Nomura SMID Cap Core Fund
LVIP Macquarie Social Awareness Fund	LVIP Nomura Social Awareness Fund
LVIP Macquarie U.S. Growth Fund	LVIP Nomura U.S. Growth Fund
LVIP Macquarie U.S. REIT Fund	LVIP Nomura U.S. REIT Fund

All other information about the funds, including principal investment strategies, can be found in the fund’s prospectus.

LVIP Nomura Diversified Floating Rate Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Nomura Diversified Floating Rate Fund
LVIP Nomura Mid Cap Value Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Nomura Mid Cap Value Fund
LVIP Nomura SMID Cap Core Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Nomura SMID Cap Core Fund
LVIP Nomura Social Awareness Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Nomura Social Awareness Fund
LVIP Nomura U.S. Growth Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Nomura U.S. Growth Fund
LVIP Nomura U.S. REIT Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Nomura U.S. REIT Fund